Management of financial risk - Movements in the impairment loss allowance of contract assets of transaction based and support service (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Management of financial risk
Beginning of the year	¥ (19,881)
End of the year	(54,795)	¥ (19,881)
Credit risk | Contract assets of transaction based and support service | Three-stage approach
Management of financial risk
Beginning of the year	(1,818)	(1,960)
Additions of impairment loss	(12,296)	(6,741)	¥ (2,826)
Addition from acquisition of subsidiary		(570)	(476)
Reversal of impairment loss		151
Writeoff	14,105	7,302	1,342
End of the year	¥ (9)	¥ (1,818)	¥ (1,960)